INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Hong Kong Mecox Lane (Hong Kong) Limited	Dec. 31, 2014 Hong Kong Rampage China (Hong Kong) Limited	Dec. 31, 2014 Hong Kong eMecoxLane (Hong Kong) Co, Ltd.	Dec. 31, 2014 Hong Kong Mexi-Care HK	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2014 PRC Mai Wang Information	Dec. 31, 2013 PRC Mai Wang Information	Dec. 31, 2012 PRC Mai Wang Information	Dec. 31, 2014 PRC Other subsidiaries and VIEs	Dec. 31, 2013 PRC Other subsidiaries and VIEs	Dec. 31, 2012 PRC Other subsidiaries and VIEs
INCOME TAX EXPENSE
Deferred tax			$ 323,911
Income tax expense			323,911
Income Tax Expense
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%						25.00%	25.00%	25.00%
Preferential income tax rate for entities registered in Pudong New District, Shanghai (as a percent)										25.00%	25.00%	12.50%
Gross unrecognized tax benefits	0	0
Period of statute of limitations, if the underpayment of income taxes is due to computational errors made by the taxpayer								3 years	3 years
Period of statute of limitations, if the underpayment of income tax liability exceeds the specified amount								5 years	5 years
Threshold level of underpayment of taxes which indicates statute of limitations may be extended								$ 16,400	100,000
Period of statute of limitations for transfer pricing related adjustment								10 years	10 years